CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (03/31/16) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Statement Of Cash Flows
Net Loss	$ (527,728)	$ (372,396)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	85,772	(13,468)
Deposit	(53,380)	(7,740)
Accounts payable	11,580	(16,845)
Accrued liabilities	(4,689)	31,941
Net Cash Used in Operating Activities	(488,445)	(378,508)
Effect of exchange rate changes on cash	32,076	(13,221)
Net Decrease in Cash	(456,369)	$ 1,133,247
Cash at Beginning of Period	1,133,247
Cash at End of Period	676,878	$ 1,133,247
Supplemental Disclosures of Cash Flow Information:
Cash Paid for Interest	$ 17	$ 641
Cash Paid for Taxes